Stock-based Compensation: Incentive Award Plan and Employee Stock Purchase Plan Stock-based Compensation: Incentive Award Plan and Employee Stock Purchase Plan (Tables)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
The table below presents the average fair value per share, shares purchased, and the compensation expense that resulted from the two ESPP offering periods that took place in the years ended December 31, as indicated (expense in thousands):

Year Ended December 31,	Average fair value per share	Shares	Expense
2014	$8.35	207,805	$1,756
2013	$7.16	203,200	$1,195
2012	$3.53	154,934	$755

Schedule of Other Share-based Compensation, Activity [Table Text Block]
The following table summarizes the balance of liability awards and changes during the years ended December 31 2014, 2013 and 2012 (in thousands):

	2014	2013	2012
Balances of liability awards at beginning of year	$2,500	$2,000	$1,852
Granted	500	1,000	1,694
Settled	(1,497)	(500)	(1,546)
Canceled	(50)	—	—
Balance of liability awards end of year	$1,453	$2,500	$2,000

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The following table displays the weighted average assumptions that have been applied to estimate the fair value of stock option awards on the date of grant. During 2014 and 2013, the Company did not grant any stock option awards.

Year Ended December 31,
2012
Dividend yield	—
Risk-free interest rate	1.19%
Expected volatility	64.15%
Expected lives	7.3 years

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following summarizes pricing and term information for options outstanding as of December 31, 2014:

			Options Outstanding			Options Exercisable
			Number Outstanding at	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number Exercisable at	Weighted Average Exercise Price
Range of Exercise Prices			December 31, 2014			December 31, 2014
$4.44	-	$8.26	141,321	4.2	$7.04	137,347	$7.01
9.19	-	11.39	231,836	3.2	11.00	198,891	11.09
11.75	-	12.90	211,724	2.1	12.40	211,724	12.40
13.31	-	13.58	35,000	2.0	13.32	34,531	13.32
16.51	-	16.51	75,000	7.7	16.51	42,187	16.51
$4.44	-	$16.51	694,881	3.5	$11.33	624,680	$11.13

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table is a summary of stock option activity during 2014.

	Incentive Stock Options	Non- Qualified Stock Options	Total	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2013	69,416	790,529	859,945	$10.61	4.8	$20,903,000
Exercised	(61,749)	(85,414)	(147,163)	$7.51
Canceled	(3,400)	(14,501)	(17,901)	$8.25
Outstanding at December 31, 2014	4,267	690,614	694,881	$11.33	3.5	$15,189,000
Vested and Expected to Vest at December 31, 2014	4,267	686,970	691,237	$11.32	3.5	$15,120,000
Exercisable at December 31, 2014	4,267	620,413	624,680	$11.13	3.2	$13,782,000

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]
A summary of the status of the Company’s unvested RSUs as of December 31, 2014 and changes during the year then ended are presented below:

	Service Conditions	Performance and Service Conditions	Total	Weighted Average Grant-Date Fair Value Per Unit
Unvested RSUs outstanding at December 31, 2013	972,364	394,874	1,367,238	$18.90
Granted	216,290	234,846	451,136	33.66
Market value share count adjustment for liability awards	—	(12,826)	(12,826)	33.19
Vested	(436,251)	(230,837)	(667,088)	18.44
Forfeited	(47,030)	(4,869)	(51,899)	24.42
Unvested RSUs outstanding at December 31, 2014	705,373	381,188	1,086,561	$24.88
Unvested and expected to vest RSUs outstanding at December 31, 2014	609,656	355,782	965,438	$25.21